Credit Facilities, Long-Term Debt and Lease Liabilities - Non-Recourse Debt and Other (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Sep. 14, 2023	May 08, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents	$ 337	$ 348			$ 1,134	$ 947
Non-committed
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit	220
Committed
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit	645
Non-recourse Pingston Power Inc Bond
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 39	$ 46
Interest			6.145%
Committed credit facilities | Committed syndicated bank facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing capacity	1,500	$ 1,400
Syndicated credit facility | Committed
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit	456
Syndicated credit facility | Committed | TransAlta Renewables Inc.
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents	$ 336